WCM Focused ESG Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 87.8%
	ARGENTINA — 4.6%
28	MercadoLibre, Inc.*	$31,489
	CHINA — 18.8%
200	Alibaba Group Holding Ltd. - ADR*	50,204
720	Foshan Haitian Flavouring & Food Co., Ltd. - Class A	15,463
9,000	Shenzhen Airport Co., Ltd. - Class A	12,857
725	Tencent Holdings Ltd.	49,734
		128,258
	GERMANY — 6.7%
89	adidas A.G.*	24,545
187	Delivery Hero S.E.*,1	21,467
		46,012
	HONG KONG — 4.8%
3,644	AIA Group Ltd.	32,858
	INDIA — 4.0%
345	HDFC Bank Ltd. - ADR*	16,129
1,210	ICICI Bank Ltd. - ADR*	11,362
		27,491
	INDONESIA — 3.4%
5,386	Bank Central Asia Tbk P.T.	11,537
55,332	Telekomunikasi Indonesia Persero Tbk P.T.	11,541
		23,078
	IRELAND — 2.7%
82	Accenture PLC - Class A	18,432
	JAPAN — 2.8%
420	Unicharm Corp.	18,998
	MEXICO — 4.2%
1,909	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	12,672
5,439	Megacable Holdings S.A.B. de C.V.	16,154
		28,826
	PERU — 2.5%
135	Credicorp Ltd.	17,168

WCM Focused ESG Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SINGAPORE — 1.5%
724	United Overseas Bank Ltd.	$10,194
	SOUTH AFRICA — 2.3%
4,507	Sanlam Ltd.	15,950
	SWEDEN — 3.7%
213	Atlas Copco A.B. - A Shares	9,455
673	Lundin Energy A.B.	15,698
		25,153
	TAIWAN — 8.2%
708	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	55,854
	UNITED KINGDOM — 12.4%
215	AstraZeneca PLC	23,754
1,116	Mondi PLC	19,769
379	Unilever PLC - ADR	22,922
442	Wizz Air Holdings PLC*,1	18,538
		84,983
	UNITED STATES — 5.2%
59	American Tower Corp. - REIT	15,422
34	Mastercard, Inc. - Class A	10,490
51	Visa, Inc. - Class A	9,710
		35,622
	TOTAL COMMON STOCKS
	(Cost $468,025)	600,366
	EXCHANGE-TRADED FUNDS — 8.3%
	UNITED STATES — 8.3%
901	iShares MSCI India - ETF	28,778
2,051	VanEck Vectors Vietnam - ETF	28,099
		56,877
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $44,968)	56,877

WCM Focused ESG Emerging Markets Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 3.4%
$23,124	UMB Money Market II Special, 0.01%[2]	$23,124
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $23,124)	23,124
	TOTAL INVESTMENTS — 99.5%
	(Cost $536,117)	680,367
	Other Assets in Excess of Liabilities — 0.5%	3,113
	TOTAL NET ASSETS — 100.0%	$683,480

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $40,005, which represents 5.85% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.